INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible assets
Intangible assets	$ 173,783,956	$ 76,704,869	$ 67,342,362
Gross carrying amount
Intangible assets
Intangible assets	202,306,618	94,229,557	78,019,203	$ 42,832,837
Accumulated depreciation
Intangible assets
Intangible assets	$ (28,522,662)	$ (17,524,688)	$ (10,676,841)	$ (7,499,373)